Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000152732 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	River Canyon Total Return Bond Fund (Institutional Shares/RCTIX)
Average Annual Return, Percent	6.60%	5.41%	5.63%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%